Consolidated statement of changes in equity (Parenthetical) € in Millions, £ in Millions		12 Months Ended
		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€) € / shares		Jul. 07, 2022 EUR (€)
Increase through other effects of Unification	[1]					€ 0
Hyperinflation adjustment		€ 514		€ 280
Other movements in equity		(136)	[2]	154	[3]	(232)	[3]
Share capital reduction	[4]			0
Unilever Malaysia
Premium paid for purchase of non-controlling interest						163
Share premium account
Increase through other effects of Unification	[1]					73,364
Other movements in equity	[3]			(2)
Share capital reduction	[4]			20,626
Other reserves
Increase through other effects of Unification	[1]					132
Other movements in equity		€ (258)	[2]	(82)	[3]	€ (44)	[3]
Welly Health
Other movements in equity				€ 82
Nutrafol
Non-controlling interest in acquiree								€ 99
Nutrafol | Other reserves
Non-controlling interest purchase option								€ (269)
Unilever PLC
Conversion rate for ordinary shares nominal value (in euro per GBP) | € / shares						5.143
Increase through other effects of Unification						€ 73,364

[1]	Includes the reduction of PLC’s share capital following the cessation of the Equalisation Agreement. Prior to Unification, a conversion rate of £1 = €5.143 was used in accordance with the Equalisation Agreement to translate PLC’s share capital. Following Unification, PLC’s share capital has been translated using the exchange rate at the date of Unification. To reflect the legal share capital of the PLC company, an increase to share premium of €73,364 million and a debit unification reserve for the same amount have been recorded as there is no change in the net assets of the Group. This debit is not a loss as a matter of law.
[2]	Includes the following items related to the acquisition of Nutrafol: €(269) million non-controlling interest purchase option in other reserves and €99 million non-controlling interest recognised on acquisition.
[3]	2021 includes a hyperinflation adjustment of €280 million and €82 million related to the Welly acquisition. 2020 includes €163 million paid for purchase of the non-controlling interest in Unilever Malaysia.
[4]	Share premium has been adjusted to reflect the legal share capital of the PLC company, which reduced by £18,400 million following court approval on 15 June 2021.